EQ ADVISORS TRUST

SUPPLEMENT DATED NOVEMBER 29, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007, AS REVISED MAY 25, 2007 AND JULY 9, 2007

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information regarding the Trust and certain Portfolios.

Information in the table beginning on page 65 of the SAI in the section “Investment Management and Other Services — The Advisers” with respect to Montag & Caldwell, Inc. is replaced with the following information:

Montag & Caldwell is an indirect subsidiary of ABN AMRO Holding N.V., which is a subsidiary of RFS Holdings B.V. RFS Holdings B.V. is controlled by Fortis SA/NV and Fortis NV, The Royal Bank of Scotland Group plc and an affiliate of Banco Santander S.A.

Information in the section of the section “Proxy Voting Policies and Procedures” has been revised. The last sentence in the section is deleted and replaced with the following information:

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “About Us”: and click on “Proxy Voting Records”) and (2) on the SEC’s website at http://www.sec.gov.

Information contained in Appendix A — Investment Strategies Summary for the Trust’s Portfolios is deleted and replaced with the following:

APPENDIX A

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY

Portfolio	Asset- backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)
EQ/AllianceBernstein Common Stock	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Growth and Income	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Intermediate Government Securities	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y	Y
EQ/AllianceBernstein International	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Large Cap Growth	Y	Y	Y-5.0%	N	Y-20.0%	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Quality Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AllianceBernstein Value	Y	Y	Y-10.0%	Y-33.3%	Y	Y	Y	N	Y	Y-10.0%	N	Y	Y	N	Y	Y	Y
EQ/Ariel Appreciation II	Y	Y	Y-10%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/BlackRock Basic Value Equity	Y	Y	Y	N	Y	Y	Y	N	Y	Y-10.0%	N	Y	Y	N	Y	Y	Y
EQ/BlackRock International Value	Y	Y	Y-10.0%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Bond Index	Y	Y	Y	N	N	Y	Y	N	Y	N	Y	N	Y	N	Y	Y	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Capital Guardian Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Capital Guardian Research	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Caywood-Scholl High-Yield Bond	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Davis New York Venture Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Equity 500 Index	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/Evergreen International Bond	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Evergreen Omega	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/FI Mid Cap	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Franklin Income Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Franklin Small Cap Value Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/GAMCO Mergers and Acquisitions	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/GAMCO Small Company Value	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Government Securities	Y	Y	Y	N	N	Y	Y	Y	Y	N	Y	N	Y	Y	N	N	N

Portfolio	Asset- backed Securities	Bonds	Borrowings (emergencies, redemptions)	Borrowings (leveraging purposes)	Convertible Securities	Credit & Liquidity Enhancements	Floaters(A)	Inverse Floaters(A)	Brady Bonds(B)	Depositary Receipts(B)	Dollar Rolls	Equity Securities	Eurodollar & Yankee Dollar Obligations	Event- Linked Bonds	Foreign Currency Spot Trans.	Foreign Currency Forward Trans.	Foreign Currency Futures Trans.(A)
EQ/International ETF Portfolio	Y	Y	Y	N	N	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/International Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/JPMorgan Core Bond	Y	Y	Y-30.0%	N	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y-10.0%	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Legg Mason Value Equity	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Long Term Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Large Cap Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Marsico Focus Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Money Market	Y	Y	Y	N	N	Y	Y	N	Y	N	N	N	Y	N	Y	Y	Y
EQ/Montag & Caldwell Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Mutual Shares Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Global Portfolio	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Main Street Opportunity Portfolio	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Oppenheimer Main Street Small Cap Portfolio	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/PIMCO Real Return	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Short Duration Bond	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Small Company Index	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Templeton Growth Portfolio	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/UBS Growth and Income	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Comstock	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Emerging Markets Equity	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Van Kampen Real Estate Portfolio	N	Y	Y	N	Y	Y	Y	N	N	Y	N	Y	N	N	Y	Y	Y
MarketPLUS International Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
MarketPLUS Large Cap Core	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
MarketPLUS Large Cap Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
MarketPLUS Mid Cap Value	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Continued)

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/AllianceBernstein Common Stock	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/AllianceBernstein Growth and Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y-30%	Y	Y	N	N	Y	Y
EQ/AllianceBernstein Intermediate Government Securities	N	N	Y	N	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/AllianceBernstein International	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/AllianceBernstein Large Cap Growth	Y	Y	Y-20%	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/AllianceBernstein Quality Bond	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y-20%	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	Y	N	N	Y	Y
EQ/AllianceBernstein Value	Y	Y	Y-10%	Y	Y	N	Y-10%	Y	Y	Y	N	Y	Y	N	N	N	Y
EQ/Ariel Appreciation II	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Y	N	Y	Y	N	N	Y	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/BlackRock Basic Value Equity	N	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/BlackRock International Value	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Bond Index Portfolio	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Calvert Socially Responsible	Y	Y	Y-10%	Y	Y	Y-5%	Y-15%	Y	Y	Y	Y-20%	N	N	N	Y	Y	Y
EQ/Capital Guardian Growth	N	N	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Capital Guardian Research	N	N	Y-15%	Y	Y	Y-10%	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Caywood-Scholl High Yield Bond	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Davis New York Venture Portfolio	Y	Y	Y	Y	N	N	Y	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Equity 500 Index	N	N	Y	Y	Y	Y	Y-15%	Y	Y	Y	N	Y	N	N	N	Y	Y
EQ/Evergreen International Bond	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/Evergreen Omega	Y	Y	Y-25%	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/FI Mid Cap	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Franklin Income Portfolio	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Franklin Small Cap Value Portfolio	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/GAMCO Mergers and Acquisitions	Y	Y	Y	Y-5%	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/GAMCO Small Company Value	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Government Securities	N	N	Y	N	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	Y	Y	Y
EQ/International ETF Portfolio	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/International Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/JPMorgan Core Bond	Y	Y	Y-25%	Y	Y	N	Y-15%	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y-20%	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Legg Mason Value Equity	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Long Term Bond	N	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Lord Abbett Large Cap Core	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	N	N	N	Y	Y
EQ/Marsico Focus Portfolio	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	N	Y	N	N	Y	Y
EQ/Money Market	N	N	Y	Y	Y	N	Y-10%	Y	N	Y	N	Y	Y	N	N	N	N
EQ/Montag & Caldwell Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Mutual Shares Portfolio	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Oppenheimer Global Portfolio	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y
EQ/Oppenheimer Main Street Opportunity Portfolio	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Oppenheimer Main Street Small Cap Portfolio	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/PIMCO Real Return	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Short Duration Bond	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	Y	Y	Y
EQ/Small Company Index	N	N	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/Templeton Growth Portfolio	Y	Y	Y	Y	N	N	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
EQ/UBS Growth and Income	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Van Kampen Comstock	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Continued)

Portfolio	Foreign Options (OTC)	Foreign Currency		Emerging Markets Securities	Forward Commitments when-Issued and Delayed Delivery Securities	Hybrid Instruments(A)	Illiquid Securities	Investment Company Securities	Exchange- Traded Funds (ETFs)	Investment Grade Fixed Income	Below Inv. Grade Fixed Income	Loan Participations and Assignments	Mortgage Backed or Related(D)	Direct Mortgages	Municipal Securities	Security Futures Trans.(A)	Security Options Trans.(C)
		(Written, call options)	Foreign Securities
EQ/Van Kampen Emerging Markets Equity	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	Y	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
EQ/Van Kampen Real Estate Portfolio	Y	Y	Y	Y	Y	N	Y-15%	Y	Y	Y	N	N	Y	N	N	Y	Y
EQ/Wells Fargo Montgomery Small Cap	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	N	N	N	Y	Y
MarketPLUS International Core	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
MarketPLUS Large Cap Core	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	N	Y	N	N	Y	Y
MarketPLUS Large Cap Growth	Y	Y	Y-25%	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	N	Y	N	N	Y	Y
MarketPLUS Mid Cap Value	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y	Y	N	N	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/AllianceBernstein Common Stock	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Growth and Income	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Intermediate Government Securities	Y	Y	N	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y
EQ/AllianceBernstein International	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Large Cap Growth	Y	N	Y	Y	Y	N	Y-25.0%	Y	Y	N	N	Y	Y	Y
EQ/AllianceBernstein Quality Bond	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Small Cap Growth	Y	Y	Y	Y	Y	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/AllianceBernstein Value	Y	N	Y	Y	Y	Y	Y-10.0%	Y	N	N	N	Y	Y	Y
EQ/Ariel Appreciation II	Y	N	Y	Y	Y	Y	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y
EQ/BlackRock Basic Value Equity	Y	N	Y	Y	Y	N	Y-20.0%	Y	Y	N	N	Y	Y	Y
EQ/BlackRock International Value	Y	N	Y	Y	Y	N	Y-25.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Bond Index Portfolio	N	Y	N	Y	Y	N	Y	N	N	N	N	Y	N	Y
EQ/Boston Advisors Equity Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Calvert Socially Responsible	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Capital Guardian Growth	Y	N	Y	Y	Y	N	Y-25%	N	Y	N	N	Y	Y	Y
EQ/Capital Guardian Research	Y	N	Y	Y	Y	N	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/Caywood-Scholl High Yield Bond	Y	Y	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y
EQ/Davis New York Venture Portfolio	Y	N	Y	Y	Y	N	Y	N	Y	N	N	Y	Y	Y
EQ/Equity 500 Index	Y	Y	Y	Y	N	N	Y-50.0%	Y	Y	Y	Y	Y	Y	Y
EQ/Evergreen International Bond	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
EQ/Evergreen Omega	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/FI Mid Cap	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	N	Y	Y	Y
EQ/Franklin Income Portfolio	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Franklin Small Cap Value Portfolio	Y	N	Y	Y	Y	N	Y	Y	Y	Y	N	Y	Y	Y
EQ/GAMCO Mergers and Acquisitions	Y	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/GAMCO Small Company Value	Y	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Government Securities	Y	Y	N	N	Y	Y	Y	N	N	N	Y	Y	N	Y
EQ/International ETF Portfolio	Y	N	Y	Y	Y	N	Y	Y	Y	N	N	Y	Y	Y
EQ/International Growth	Y	N	Y	Y	Y	N	Y	Y	Y	N	Y	Y	Y	Y
EQ/JPMorgan Core Bond	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/JPMorgan Value Opportunities	Y	Y	Y	Y	Y	N	Y-25%	Y	Y	Y	Y	Y	Y	Y
EQ/Legg Mason Value Equity	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
EQ/Long Term Bond	Y	Y	Y	Y	Y	Y	Y	N	Y	Y	N	Y	Y	Y
EQ/Lord Abbett Growth & Income	Y	N	Y	Y	Y	Y-20.0%	Y-33.3%	N	Y	N	N	Y	Y	Y

EQ ADVISORS TRUST

INVESTMENT STRATEGIES SUMMARY (Concluded)

Portfolio	Passive Foreign Inv. Comp.	Payment In-Kind Bonds	Preferred Stocks	Real Estate Investment Trusts	Repurchase Agreements	Reverse Repurchase Agreements	Securities Lending	Short Sales Against- the-box	Small Company Securities	Structured Notes(A)	Swap Trans.(A)	U.S. Gov’t Securities	Warrants	Zero Coupon Bonds
EQ/Lord Abbett Large Cap Core	Y	N	Y	Y	Y	Y-20.0%	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/Lord Abbett Mid Cap Value	Y	N	Y	Y	Y	Y-20.0%	Y-33.3%	N	Y	N	N	Y	Y	Y
EQ/Marsico Focus Portfolio	Y	Y-5%	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y-5%
EQ/Money Market	N	N	N	N	Y	Y	Y	N	N	Y	N	Y	N	Y
EQ/Montag & Caldwell Growth	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/Mutual Shares Portfolio	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
EQ/Oppenheimer Global Portfolio	Y	N	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y
EQ/Oppenheimer Main Street Opportunity Portfolio	Y	N	Y	Y	Y	Y	Y	N	Y	N	N	Y	Y	Y
EQ/Oppenheimer Main Street Small Cap Portfolio	Y	N	Y	Y	Y	Y	Y	N	Y	N	N	Y	Y	Y
EQ/PIMCO Real Return	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Short Duration Bond	Y	Y	Y	Y	Y	Y	Y-33.3%	N	Y	Y	Y	Y	Y	Y
EQ/Small Company Index	Y	N	Y	Y	Y	Y	Y-30.0%	Y	Y	Y	N	Y	Y	Y
EQ/T. Rowe Price Growth Stock	Y	Y	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/Templeton Growth Portfolio	Y	Y	Y	Y	Y	N	Y	N	Y	N	Y	Y	Y	Y
EQ/UBS Growth and Income	Y	N	Y	Y	Y	N	Y-33.3%	Y	Y	N	Y	Y	Y	Y
EQ/Van Kampen Comstock	Y	N	Y	Y	Y	Y	Y	N	Y	N	N	Y	Y	Y
EQ/Van Kampen Emerging Markets Equity	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
EQ/Van Kampen Mid Cap Growth	Y	N	Y	Y	Y	Y-33.3%	Y	N	Y	N	N	Y	Y	Y
EQ/Van Kampen Real Estate Portfolio	Y	Y	Y	Y	Y	N	Y	N	Y	Y	Y	Y	Y	Y
EQ/Wells Fargo Montgomery Small Cap	Y	Y	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
MarketPLUS International Core	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y
MarketPLUS Large Cap Core	Y	N	Y	Y	Y	Y	Y-25.0%	Y	Y	Y	Y	Y	Y	Y
MarketPLUS Large Cap Growth	Y	Y-5%	Y	Y	Y	Y	Y-30.0%	Y	Y	Y	Y	Y	Y	Y
MarketPLUS Mid Cap Value	Y	N	Y	Y	Y	Y	Y-33.3%	Y	Y	Y	Y	Y	Y	Y

(A)	Considered a derivative security; not intended to include short-term floating rate securities that reset to par.
(B)	Considered a foreign security.
(C)	Written options must be “covered.”
(D)	Certain mortgages are considered derivatives.
(E)	May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

In Appendix C, portfolio manager information for AllianceBernstein LLP with respect to the EQ/AllianceBernstein Intermediate Government Securities Portfolio, the EQ/AllianceBernstein Large Cap Growth Portfolio and the EQ/AllianceBernstein Quality Bond Portfolio is replaced with the following.

EQ ADVISORS TRUST

Portfolio Manager Information

AllianceBernstein L.P. (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2006						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/AllianceBernstein Large Cap Growth Portfolio (“Portfolio”)
James G. Reilly	6	$4.21 Billion	8	$3.37 Billion	33,806	$19.01 Billion	0	N/A	0	N/A	3	$417 Million
David P. Handke	6	$4.21 Billion	8	$3.37 Billion	33,861	$17.50 Billion	0	N/A	0	N/A	3	$417 Million
Michael Reilly	7	$4.26 Billion	8	$3.37 Billion	33,801	$15.95 Billion	0	N/A	0	N/A	4	$764 Million
Scott Wallace	8	$5.16 Billion	8	$3.37 Billion	33,791	$16.88 Billion	0	N/A	0	N/A	6	$920 Million
David F. Randall*	12	$7.0 Billion	35	$4.1 Billion	38,753	$34.8 Billion	1	$52 Million	0	N/A	10	$1.9 Billion
EQ/AllianceBernstein Intermediate Government Securities Portfolio (“Portfolio”)
Jeffrey Phlegar*	14	$2.6 Billion	13	$7.1 Billion	738	$4.6 Billion	0	N/A	2	$274 Million	4	$574 Million
EQ/AllianceBernstein Quality Bond Portfolio (“Portfolio”)
Greg Wilensky*	12	$7.6 Billion	13	$2.7 Billion	235	$10.7 Billion	0	N/A	0	N/A	4	$549 Million
*	Information is as of October 31, 2007

Ownership of Securities of the Portfolio as of December 31, 2006

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
EQ/AllianceBernstein Large Cap Growth Portfolio (“Portfolio”)
James G. Reilly	X
David P. Handke	X
Michael Reilly	X
Scott Wallace	X
David F. Randall*	X
EQ/AllianceBernstein Intermediate Government Securities Portfolio
Jeffrey Phlegar	X
EQ/AllianceBernstein Quality Bond Portfolio (“Portfolio”)
Greg Wilensky*	X
*	Information is as of October 31, 2007

In Appendix C, portfolio manager information for Pacific Investment Management Company with respect to the EQ/PIMCO Real Return is replaced with the following.

EQ/PIMCO Real Return Portfolio (“Fund”) Pacific Investment Management Company LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of September 30, 2007						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mihir Worah	0	N/A	7	$313 Million	14	$3.13 Billion	0	N/A	0	N/A	8	$875 Million

Ownership of Securities of the Portfolio as of September 30, 2007

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mihir Worah	X

In Appendix C, portfolio manager information for Templeton Global Advisors Limited with respect to the EQ/Templeton Growth Portfolio is replaced with the following.

EQ/Templeton Growth Portfolio (“Fund”) Templeton Global Advisors LLC (“Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of September 30, 2007						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Murdo Murchison, CFA	11	$31.3 Billion	5	$14.2 Billion	10	$2.2 Billion	0	N/A	0	N/A	1	$204.3 Million
Lisa F. Myers, CFA	9	$31.0 Billion	12	$17.4 Billion	12	2.2 Billion	0	N/A	0	N/A	0	N/A
Tucker Scott, CFA	15	$36.9 Billion	5	$2.0 Billion	27	$5.1 Billion	0	N/A	1	$76.4 Million	0	N/A

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Murdo Murchison*	X
Tucker Scott	X
Lisa Myers*	X